SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)	Statement of compliance
These consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were approved and authorized for issue by the Board of Directors of the partnership on February 7, 2018.

b)	Basis of presentation
These consolidated financial statements have been prepared on a going concern basis and are presented in United States (“U.S.”) Dollars rounded to the nearest million unless otherwise indicated. New accounting standards issued but not yet effective for the current accounting period are described in Note 3, Future Accounting Policy Changes.

(i)	Subsidiaries
The consolidated financial statements include the accounts of the partnership and its subsidiaries over which the partnership has control. Control exists when the partnership has power over its investee, has exposure, or rights, to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of its returns. The partnership considers all relevant facts and circumstances in assessing whether or not the partnership’s voting rights in the investee are sufficient to give it power over the investee.

Consolidation of a subsidiary begins on the date on which the partnership obtains control over the subsidiary and ceases when the partnership loses control over the subsidiary. Income and expenses of a subsidiary acquired or disposed of during a reporting period are consolidated only for the period when the partnership has control over the subsidiary. Changes in the partnership’s ownership interests in subsidiaries that do not result in loss of control over the subsidiary are accounted for as equity transactions whereby the difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received, are recognized directly in equity and attributed to owners of the partnership.

All accounts and transactions relating to transactions among the partnership and its subsidiaries are eliminated on consolidation. In cases where a subsidiary reports under a different accounting policy, adjustments are made to the financial statements of the subsidiary to present its financial position and results of operations in accordance with the partnership’s accounting policy.

Net income and each component of other comprehensive income are attributed to owners of the partnership and to non-controlling interests. Non-controlling interests in the partnership’s operating subsidiaries and properties, the redeemable/exchangeable and special limited partnership units, and Brookfield Office Properties Exchange LP Units are presented separately in equity on the consolidated balance sheets. Certain of the partnership’s subsidiaries are subject to profit sharing arrangements between the partnership and the non-controlling equity holders. The attribution of net income amongst equity holders in these subsidiaries reflects the impact of these profit sharing arrangements when the attribution of profits as determined in the agreement is no longer subject to adjustment based on future events.

(ii)	Associates and joint ventures
An associate is an entity over which the partnership has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee. The partnership is presumed to have significant influence when it holds 20 percent or more of the voting rights of an investee, unless it can be clearly demonstrated that this is not the case. The partnership does not control its associates.

A joint arrangement is an arrangement in which two or more parties have joint control. Joint control is the contractually agreed upon sharing of control where decisions about the relevant activities require the unanimous consent of the parties sharing control. A joint venture is a joint arrangement where the parties that have joint control have rights to the net assets of the arrangement. None of the parties involved have unilateral control of a joint venture.

The partnership accounts for its interests in associates and joint ventures using the equity method of accounting. Under the equity method, investment balances in an associate or joint venture are carried on the consolidated balance sheets at initial cost as adjusted for the partnership’s proportionate share of profit or loss and other comprehensive income of the joint venture or associate. When an interest in an associate or joint venture is initially acquired or increases, the partnership determines its share of the net fair value of the identifiable assets and liabilities of the investee that it has acquired, consistent with the procedure performed when acquiring control of a business. Goodwill relating to an associate or joint venture, represented as an excess of the cost of the investment over the net fair value of the partnership’s share of the net fair value of the identifiable assets and liabilities, is included in the carrying amount of the investment. Any excess of the partnership’s share of the net fair value of the associate’s or joint venture’s identifiable assets and liabilities over the cost of the investment results in a gain that is included in the partnership’s share of the associate or joint venture’s profit or loss in the period in which the investment is acquired or increases.

The partnership determines at the end of each reporting period whether there exist any indications that an investment may be impaired. If any such indication exists, the partnership estimates the recoverable amount of the asset, which is the higher of (i) fair value less costs to sell and (ii) value in use. Value in use is the present value of the future cash flows expected to be derived from such an investment and may result in a measure which is different from fair value less costs to sell. For equity accounted investments, for which quoted market prices exist, the partnership also considers whether a significant or prolonged decline in the fair value of the equity instrument below its carrying value is also objective evidence of impairment.

When the partnership transacts with a joint venture or an associate, any gain or loss is eliminated only to the extent of the partnership’s proportionate share and the remaining amounts are recognized in the partnership’s consolidated financial statements. Outstanding balances between the partnership and jointly controlled entities are not eliminated on the balance sheet.

(iii)	Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to assets and obligations for liabilities relating to the arrangement. This usually results from direct interests in the assets and liabilities of an investee rather than through the establishment of a separate legal entity. None of the parties involved have unilateral control of a joint operation. The partnership recognizes its assets, its liabilities and its share of revenues and expenses of the joint operations in accordance with the IFRS applicable to the particular assets, liabilities, revenues and expenses.

When the partnership sells or contributes assets to a joint operation in which it is a joint operator, the partnership is considered to be conducting transactions with the other parties to the joint operation, and any gain or loss resulting from the transactions is recognized in the partnership’s consolidated financial statements only to the extent of the other parties’ interests in the joint operation. When the partnership purchases an asset from a joint operation in which it is a joint operator, the partnership does not recognize its share of the gain or loss until those assets are resold to a third party.

c)	Foreign currency translation and transactions
The U.S. Dollar is the functional currency and presentation currency of the partnership. The functional currency of each of the partnership’s subsidiaries, associates, joint ventures and joint operations is determined based on their primary economic environment, the currency in which funds from financing activities are generated and the currency in which receipts from operating activities are usually retained.

Subsidiaries, associates or joint ventures having a functional currency other than the U.S. Dollar translate the carrying amounts of their assets and liabilities when reporting to the partnership at the rate of exchange prevailing as of the balance sheet date, and their revenues and expenses at average exchange rates during the quarterly reporting period. Any gains or losses on foreign currency translation are recognized by the partnership in other comprehensive income. On disposition or partial disposition resulting in the loss of control of a foreign operation (i.e., any subsidiary, associate, or joint arrangement of the partnership with a functional currency other than the U.S. Dollar), the accumulated foreign currency translation relating to that foreign operation is reclassified to fair value gain or loss in net income. On partial disposal of a foreign operation in which control is retained, the proportionate share of the accumulated foreign currency translation relating to that foreign operation is reattributed to the non-controlling interests.

The partnership’s foreign currency transactions are translated into the functional currency using exchange rates as of the date of the transactions. At the end of each reporting period, foreign currency denominated monetary assets and liabilities are translated to the functional currency using the exchange rate prevailing as of the balance sheet date with any gain or loss recognized in net income, except for those related to monetary liabilities qualified as hedges of the partnership’s investment in foreign operations or intercompany loans with foreign operations for which settlement is neither planned nor likely to occur in the foreseeable future, which are included in other comprehensive income. Non-monetary assets and liabilities measured at fair value are translated at the exchange rate prevailing as of the date when the fair value was determined. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.

d)	Cash and cash equivalents
Cash and cash equivalents includes cash on hand and all non-restricted highly liquid investments with original maturities of three months or less.

e)	Investment properties
Investment properties consists of commercial properties which are principally held to earn rental income and commercial developments that are being constructed or developed for future use as commercial properties. Investment properties are measured initially at cost, or fair value if acquired in a business combination (see Note 2(p), Business Combinations, for further discussion). The cost of commercial development properties includes direct development costs, realty taxes, borrowing costs directly attributable to the development and administrative costs, e.g., salaries and overhead that are specifically attributable to a development project. The partnership elects the fair value model for all investment properties and measures them at fair value subsequent to initial recognition on the consolidated balance sheet. As a result, it is not necessary to assess the carrying amounts of the investment properties for impairment.

Substantially all our investment properties are valued using one of two accepted income approaches, the discounted cash flow approach or the direct capitalization approach. Under the discounted cash flow approach, cash flows for each property are forecast for an assumed holding period, generally, ten years. A capitalization rate is applied to the terminal year net operating income and an appropriate discount rate is applied to those cash flows to determine a value at the reporting date. Under the direct capitalization method, a capitalization rate is applied to estimated stabilized annual net operating income to determine value.We have a number of properties externally appraised each year to support our valuation process and for other business purposes. We compare the results of those external appraisals to our internally prepared values and reconcile significant differences when they arise. Discount and terminal capitalization rates are verified by comparing to market data, third party reports, research material and brokers opinions.

Borrowing costs associated with direct expenditures on properties under development or redevelopment are capitalized. Borrowing costs are also capitalized on those properties acquired specifically for redevelopment in the short-term where activities necessary to prepare them for redevelopment are in progress. The amount of borrowing costs capitalized is determined first by borrowings specific to a property where relevant, and then by applying a weighted average borrowing cost to eligible expenditures after adjusting for borrowings specific to other developments. Where borrowings are associated with specific developments, the amount capitalized is the gross borrowing costs incurred less any incidental investment income. Borrowing costs are capitalized from the commencement of the development until the date of practical completion. The capitalization of borrowing costs is suspended if there are prolonged periods when development activity is interrupted. The partnership considers practical completion to have occurred when the property is capable of operating in the manner intended by management. Generally this occurs upon completion of construction and receipt of all necessary occupancy and other material permits. Where the partnership has pre-leased space as of or prior to the start of the development and the lease requires the partnership to construct tenant improvements which enhance the value of the property, practical completion is considered to occur on completion of such improvements.

Initial direct leasing costs incurred by the partnership in negotiating and arranging tenant leases are included in the cost of investment properties.

f)	Assets held for sale
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable. For this purpose, a sale is highly probable if management is committed to a plan to achieve the sale; there is an active program to find a buyer; the non-current asset or disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; the sale is anticipated to be completed within one year from the date of classification; and it is unlikely there will be significant changes to the plan or that the plan will be withdrawn. Non-current assets and disposal groups held for sale that are not investment properties are recorded at the lesser of carrying amount and fair value less costs to sell on the consolidated balance sheet. Any gain or loss arising from the change in measurement basis as a result of reclassification is recognized in the profit or loss at the time of reclassification. Investment properties that are held for sale are recorded at fair value determined in accordance with IFRS 13, Fair Value Measurement.

Where a component of an entity has been disposed of, or is classified as held for sale, and it represents a separate major line of business or geographical area of operations or is a subsidiary acquired exclusively with a view to resale, the related results of operations and gain or loss on reclassification or disposition are presented in discontinued operations.

g)	Hospitality assets
The partnership accounts for its investments in hospitality properties as property, plant and equipment under the revaluation model. Hospitality properties are recognized initially at cost, or fair value if acquired in a business combination (see Note 2(p), Business Combinations, for further discussion) and subsequently carried at fair value at the revaluation date less any accumulated impairment and subsequent accumulated depreciation. The partnership depreciates these assets on a straight-line basis over their relevant estimated useful lives. Fair values of hospitality properties are determined using a depreciated replacement cost method based on the age, physical condition and the construction costs of the assets. Fair values of hospitality properties are also reviewed in reference to each hospitality asset’s enterprise value which is determined using a discounted cash flow model.

Revaluations of hospitality properties are performed annually at December 31, the end of the fiscal year. Where the carrying amount of an asset is increased as a result of a revaluation, the increase is recognized in other comprehensive income and accumulated in equity within revaluation surplus, unless the increase reverses a previously recognized revaluation loss recorded through prior period net income, in which case that portion of the increase is recognized in net income. Where the carrying amount of an asset is decreased, the decrease is recognized in other comprehensive income to the extent of any balance existing in revaluation surplus in respect of the asset, with the remainder recognized in net income. Revaluation gains are recognized in other comprehensive income, and are not subsequently recycled into profit or loss. The cumulative revaluation surplus is transferred directly to retained earnings when the asset is derecognized.

h)	Inventory
Develop-for-sale multifamily projects, residential development lots, homes and residential condominium projects are recorded in inventory. Residential development lots are recorded at the lower of cost, including pre-development expenditures and capitalized borrowing costs, and net realizable value, which the company determines as the estimated selling price of the inventory in the ordinary course of business in its completed state, less estimated expenses, including holding costs, costs to complete and costs to sell.

i)	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the partnership takes into account the characteristics of the asset or liability and how market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Inputs to fair value measurement techniques are disaggregated into three hierarchical levels, which are directly based on the degree to which inputs to fair value measurement techniques are observable by market participants:

•	Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.

•
Level 3 – Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.

Fair value measurements are adopted by the partnership to calculate the carrying amounts of various assets and liabilities.

j)	Loans and notes receivable
Loans and notes receivable are carried at amortized cost with interest income recognized using the effective interest method. Loans and notes receivable purchased at a discount or premium are also carried at amortized cost with discounts or premiums amortized over the remaining expected life of the loan following the effective interest method.

Loans are evaluated individually for impairment given the unique nature and size of each loan. A loan is considered impaired when, based upon current information and events, it is probable that the partnership will be unable to collect all amounts due for both principal and interest according to the contractual terms of the loan agreement. For each collateralized loan, the partnership’s subsidiaries perform a quarterly review of all collateral properties underlying the loan receivable. Impairment is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

k)	Intangible assets
Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at fair value at the acquisition date. The partnership’s intangible assets are comprised primarily of trademarks and licensing agreements.

Subsequent to initial recognition, intangible assets with a finite life are measured at cost less accumulated amortization and impairment losses. Amortization is calculated on a straight-line basis over the estimated useful life of the intangible asset and is recognized in net income for the respective reporting period. Intangible assets with an indefinite life are measured at cost as adjusted for subsequent impairment. Impairment tests for intangible assets are performed annually. Impairment losses previously taken may be subsequently reversed in net income of future reporting periods.

l)	Goodwill
Goodwill represents the excess of the acquisition price paid for a business combination over the fair value of the net identifiable tangible and intangible assets and liabilities acquired. Upon initial recognition, goodwill is allocated to the cash-generating unit to which it relates. The partnership identifies a cash-generating unit as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.

The partnership evaluates the carrying amount of goodwill annually as of December 31 or more often when events or circumstances indicate there may be an impairment. The partnership’s goodwill impairment test is performed at the cash-generating unit level. If assets within a cash-generating unit or the cash-generating unit are impaired, impairments are taken for those assets or the cash-generating unit before any goodwill impairment test is performed. In assessing whether goodwill is impaired, the partnership assesses if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the present value of future cash flows expected from the cash-generating unit. Impairment losses recognized first reduce the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is charged to net income in the respective reporting period. Impairment losses on goodwill are not subsequently reversed.

On disposal of a subsidiary, any attributable amount of goodwill is included in determination of the gain or loss on disposal.

m)	Financial instruments and hedge accounting

(i)	Classification and measurement
The partnership and its subsidiaries classify and measure financial instruments as summarized in the following table:

	IAS 39		IFRS 9
	Classification	Measurement basis	Classification and measurement basis
Financial assets
Participating loan interests	Loans and receivables	Amortized cost	FVTPL
Loans and notes receivable	Loans and receivables	Amortized cost	Amortized cost
Other non-current assets
Securities designated as FVTPL	FVTPL	Fair value	FVTPL
Derivative assets	FVTPL	Fair value	FVTPL
Securities designated as AFS	AFS	Fair value	FVTOCI
Restricted cash	Loans and receivables	Amortized cost	Amortized cost
Accounts receivable and other
Derivative assets	FVTPL	Fair value	FVTPL
Other receivables	Loans and receivables	Amortized cost	Amortized cost
Cash and cash equivalents	Loans and receivables	Amortized cost	Amortized cost
Financial liabilities
Debt obligations	Other liabilities	Amortized cost	Amortized cost
Capital securities	Other liabilities	Amortized cost	Amortized cost
Capital securities - fund subsidiaries	Other liabilities	Fair value	FVTPL
Other non-current liabilities
Loan payable	FVTPL	Fair value	FVTPL
Other non-current financial liabilities	Other liabilities	Amortized cost	Amortized cost
Derivative liabilities	FVTPL	Fair value	FVTPL
Accounts payable and other liabilities	Other liabilities	Amortized cost	Amortized cost

Financial instruments carried at amortized cost incur interest income or expense in each reporting period. The periodic interest income or expense of these financial instruments includes the amortization of any premium or discount from original issuance or purchase. Transaction costs that are directly attributable to the acquisition or issue of the financial instruments are capitalized as part of the carrying amount of such financial instrument and amortized through interest income or expense in each reporting period using the effective interest method.

Financial instruments carried at fair value incur fair value gains or losses in each reporting period. Fair values of those financial instruments are determined by reference to quoted bid or ask prices or prices within the bid ask spread, as appropriate, and when unavailable, to the closing price of the most recent transaction of that instrument. Fair values of certain financial instruments also incorporate significant use of unobservable inputs which reflect the partnership’s market assumptions. Fair value gains and losses on AFS financial assets are recognized in other comprehensive income and reclassified to net income upon sale or impairment. Fair value gains and losses on financial instruments designated as FVTPL are recognized in fair value gains, net.

In addition, the partnership assesses the issuance of debt and equity to determine the appropriate classification of each instrument. Equity instruments issued but meeting the definition of a financial liability are presented within capital securities on the partnership’s consolidated balance sheets.

(ii)	Impairment of financial instruments
Financial assets carried at amortized cost are assessed for impairment at the end of each reporting period. The partnership first determines whether there are qualitative indications that a financial asset may be impaired. If there is no objective evidence indicative of impairment, no impairment is taken. If there is objective evidence of impairment, the amount of the recorded loss is measured as the difference between the financial asset’s carrying amount and the present value of future cash flows from the financial asset, discounted at the original effective interest rate. When impaired, the carrying amount of a financial asset is decreased directly or through an allowance account and the amount of impairment loss is recognized in net income in the reporting period as incurred. In the case of AFS instruments, when objective evidence of impairment exists, the cumulative loss in accumulated other comprehensive income is reclassified as loss to net income in the reporting period.

(iii)	Derivatives and hedging
The partnership assesses each financial instrument and other non-financial contracts for embedded derivatives. Derivative instruments are recorded in the consolidated balance sheet at fair value, including those derivatives that are embedded in financial or non-financial contracts and which are not closely related to the host contract. Changes in the fair value of derivative instruments, including embedded derivatives, which are not designated as hedges for accounting purposes, are recognized in fair value gains, net, consistent with the underlying nature and purpose of the derivative instrument.

The partnership and its subsidiaries selectively utilize derivative financial instruments to manage financial risks, including interest rate risk and foreign currency risk. Fair values of derivative instruments are determined on a credit-adjusted basis.

The partnership applies hedge accounting to certain derivative instruments designated as cash flow hedges, and to derivative and non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries. Hedge accounting is discontinued prospectively when the hedge relationship is terminated or no longer qualifies as a hedge, or when the hedging item is sold or terminated.

In a cash flow hedge, the effective portion of the change in the fair value of the hedging derivative is recognized in other comprehensive income while the ineffective portion is recognized in fair value gains, net. Hedging gains and losses recognized in accumulated other comprehensive income are reclassified to net income in the periods when the hedged item affects net income, or recognized as part of the transaction price when the hedged transaction occurs. Accumulated other comprehensive income on derivatives are immediately reclassified to profit or loss when the hedging instrument is no longer part of a hedge relationship, or when it is determined that a hedged forecasted transaction is no longer probable.

In a net investment hedging relationship, the effective portion of the fair value of the hedging instruments is recognized in other comprehensive income and the ineffective portion is recognized in net income. The amounts recorded in accumulated other comprehensive income are reclassified to net income, together with the related cumulative translation gain or loss, when there is a disposition or partial disposition that results in the loss of control of foreign operations or the derivatives are not part of any other hedge relationships.

n)	Income taxes
The partnership is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income tax expenses are recognized for taxes payable by holding entities and their direct or indirect corporate subsidiaries.

Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities by the holding entities in respect of the partnership or directly by the partnership’s taxable subsidiaries, net of recoveries, based on the tax rates and laws enacted or substantively enacted at the balance sheet date.

Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax basis used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses will be utilized. The carrying amounts of deferred income tax assets are reviewed at each balance sheet date and reduced to the extent it is no longer probable that the income tax asset will be recovered. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

o)	Provisions
A provision is a liability of uncertain timing or amount. Provisions are recognized when the partnership has a present obligation (legal or constructive) as a result of a past event, it is probable that the partnership will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. Provisions are re-measured at each balance sheet date using the current discount rate. The increase in the provision due to passage of time is recognized as interest expense.

p)	Business combinations
The partnership accounts for business combinations in which control is acquired under the acquisition method. The partnership considers three criteria that include input, process and output to assess whether acquired assets and assumed liabilities meet the definition of a business. The acquisition price is the aggregate of the fair values, at the date of exchange, of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree. As a result, the partnership recognizes the acquiree’s identifiable assets and assumed liabilities at their acquisition-date fair values, except for non-current assets classified as held-for-sale, which are recognized at fair value less costs to sell. The partnership also evaluates whether there are intangible assets acquired that have not previously been recognized by the acquiree and recognizes them as identifiable intangible assets. The interests of non-controlling shareholders in the acquiree are initially measured at their proportion of the net fair value of the identifiable assets and assumed liabilities recognized.

To the extent that the acquisition price exceeds the fair value of the net assets, the excess is recorded as goodwill. To the extent the fair value of consideration paid is less than the fair value of net identifiable assets, the excess is recognized as a bargain purchase gain in the partnership’s net income for the respective reporting period.

Where a business combination is achieved in stages, previously held interests in the acquired entity are re-measured to fair value at the acquisition date, which is the date control is obtained, and the resulting gain or loss, if any, is recognized in net income. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to net income. Changes in the partnership’s ownership interest of an investee that do not result in a change of control are accounted for as equity transactions and are recorded as a component of equity. Acquisition costs are recorded as an expense in the reporting period as incurred.

q)	Revenue recognition

(i)	Commercial property revenue
Revenue from investment properties is presented within commercial property revenue on the consolidated statements of income. The partnership has retained substantially all of the risks and benefits of ownership of its investment properties and therefore accounts for leases with its tenants as operating leases. Revenue recognition under a lease commences when the tenant has a right to use the leased asset. Generally, this occurs on the lease inception date or, where the partnership is required to make additions to the property in the form of tenant improvements to enhance the value of the property, upon substantial completion of those improvements. The total amount of contractual rents expected from operating leases is recognized on a straight-line basis over the term of the lease, including contractual base rent and subsequent rent increases as a result of rent escalation clauses. A rent receivable, included within the carrying amount of investment properties, is used to record the difference between the rental revenue recorded and the contractual amount received.

Rental receivables and related revenue also includes percentage participating rents and recoveries of operating expenses, including property taxes and insurances. Percentage participating rents are recognized when tenants’ specified sales targets have been met. Operating expense recoveries are recognized in the period that recoverable costs are chargeable to tenants. Where a tenant is legally responsible for operating expenses and pays them directly in accordance with the terms of the lease, the partnership does not recognize the expenses or any related recovery revenue.

(ii)	Hospitality revenue
Revenue from hospitality properties is presented within hospitality revenue on the consolidated statements of income. Room, food and beverage and other revenues are recognized as services are provided. The partnership recognizes room revenue net of taxes and levies. Advance deposits are deferred and included as a liability until services are provided to the customer. The partnership recognizes net wins from casino gaming activities (the difference between gaming wins and losses) as gaming revenue. The partnership recognizes liabilities for funds deposited by patrons before gaming play occurs and for chips in the patrons’ possession, both of which are included in accounts payable and other liabilities. Revenue and expenses from tour operations include the sale of travel and leisure packages and are recognized on the first day the travel package is in use.

(iii)	Performance and management fee revenue
Fee revenue is presented on the consolidated statements of income within investment and other revenue. Fee revenue is recognized when services are provided and the amount can be estimated reliably.

r)	Unit-based compensation
The partnership and its subsidiaries issue unit-based awards to certain employees and non-employee directors of certain subsidiaries. The cost of cash-settled unit-based transactions, comprised of unit options, deferred share units and restricted share units, is measured as the fair value at the grant date and expensed on a proportionate basis over the vesting period. The corresponding accrued liability is measured at each reporting date at fair value with changes in fair value recognized in net income. The cost of equity-settled unit-based transactions, comprised of unit options and restricted units, is determined as the fair value of the award on the grant date. The cost of equity-settled unit-based transactions is recognized as each tranche vests and is recorded within equity.

On February 3, 2015, the BPY Unit Option Plan (the “BPY Plan”) was amended and restated by the board of directors of the general partner of BPY, and approved by unitholders on March 26, 2015. The amended BPY Plan allows for the settlement of the in-the-money amount of an option upon exercise in BPY Units for certain qualifying employees whose location of employment is outside of Australia and Canada. This amendment applies to all options granted under the BPY Plan, including those options outstanding prior to February 3, 2015. Consequently, as a result of this amendment, options granted to employees whose location of employment is outside of Australia and Canada under the amended and restated BPY Plan are accounted for as an equity-based compensation agreement while the remaining options continue to be accounted for as cash-settled unit-based transactions (see Note 30, Unit-based Compensation).

s)	Redeemable/Exchangeable Partnership Units
The Redeemable/Exchangeable Partnership Units may, at the request of the holder, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redeemable/Exchangeable Partnership Units for LP Units, Redeemable/Exchangeable Partnership Units are required to be redeemed for cash. The Redeemable/Exchangeable Partnership Units provide the holder the direct economic benefits and exposures to the underlying performance of the operating partnership and accordingly to the variability of the distributions of the operating partnership, whereas the partnership’s unitholders have indirect access to the economic benefits and exposures of the operating partnership through direct ownership interest in the partnership which owned a direct interest in the managing general partnership interest. Accordingly, the Redeemable/Exchangeable Partnership Units have been presented within non-controlling interests on the consolidated balance sheets. The Redeemable/Exchangeable Partnership Units do not entail a contractual obligation on the part of the partnership to deliver cash and can be settled by the partnership, at its sole discretion, by issuing a fixed number of its own equity instruments.

t)	Earnings per limited partnership unit
The partnership calculates basic earnings per unit by dividing net income attributable to limited partners by the weighted average number of LP Units outstanding during the period. Net income is allocated to limited partners based on the weighted average proportionate share of LP Units outstanding compared to the total number of units at the end of the period. The impact of the potential conversion of mandatorily convertible preferred shares, such as the exchangeable preferred equity securities (“Preferred Equity Units”) issued to the Qatar Investment Authority (“QIA”), is included in the calculation of the weighted average number of LP Units outstanding during the period without an add back to net income attributable to limited partners of the associated carry on such preferred shares. Refer to Note 17, Capital Securities, for further discussion of the Preferred Equity Units.

The partnership also calculates diluted earnings per unit by adjusting net income attributable to limited partners and the weighted average number of LP Units outstanding to reflect the impact of dilutive financial instruments. The calculation of diluted earnings per LP Unit of the partnership includes the dilutive impact of securities issued by the partnership’s subsidiaries that are convertible into LP Units of the partnership, as well as options granted to employees pursuant to the BPY Plan.

u)	Critical judgments and estimates in applying accounting policies
The preparation of the partnership’s consolidated financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. Critical judgments and estimates made by management and utilized in the normal course of preparing the partnership’s consolidated financial statements are outlined below.

(i)	Control
In determining whether the partnership has power over an investee, the partnership makes judgments in identifying relevant activities that would significantly affect the returns of an investee, in assessing the partnership’s voting rights or other contractual rights that would give it power to unilaterally make decisions, and in assessing rights held by other stakeholders which might give them decision-making authority. In assessing if the partnership has exposure or rights to variable returns from its involvement with the investee, the partnership makes judgments concerning the variability of the returns from an investee based on the substance of the arrangement, the absolute and relative size of those returns. In determining if the partnership has the ability to use its power to affect its returns in an investee, the partnership makes judgments in assessing whether it is acting as a principal or agent in decision-making and whether another entity with decision-making rights is acting as an agent for the partnership. Where other stakeholders have decision marking authority, the partnership makes judgments as to whether its decision-making rights provide it with control, joint control or significant influence over the investee.

In addition to the above, the partnership makes judgments in respect of joint arrangements that are carried on through a separate vehicle in determining whether the partnership’s interest represents an interest in the assets and liabilities of the arrangement (a joint operation) or in its net assets (a joint venture).

(ii)	Common control transactions
The purchase and sale of businesses or subsidiaries between entities under common control fall outside the scope of IFRS and accordingly, management uses judgment when determining a policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies.

(iii)	Business combinations
Judgment is applied in determining whether an acquisition is a business combination or an asset acquisition by considering the nature of the assets acquired and the processes applied to those assets, or if the integrated set of assets and activities is capable of being conducted and managed for the purpose of providing a return to investors or other owners. Judgment is also applied in identifying acquired assets and assumed liabilities and determining their fair values.

(iv)	Investment properties
In applying relevant accounting policies, judgment is made in determining whether certain costs are additions to the carrying amount of the property, in identifying the point at which practical completion of the development property occurs, and in identifying borrowing costs directly attributable to the carrying amount of the development property.

The assumptions and estimates used when determining the fair value of investment properties are: the timing of rental income from future leases reflecting current market conditions; assumptions of future cash flows in respect of current and future leases; maintenance and other capital expenditures; discount rates; terminal capitalization rates; and terminal valuation dates. Properties under active development are recorded at fair value using a discounted cash flow model which includes estimates in respect of the timing and cost to complete the development.

(v)	Investments in Australia
The partnership has an economic interest in a portfolio of properties in Australia owned by Brookfield Asset Management in the form of participating loan agreements that provide the partnership with an interest in the results of operations and changes in fair values of the properties in the Australian portfolio. These participating loan interests are convertible by the partnership at any time into direct ownership interests in either the properties in the Australian portfolio or the entities that have direct ownership of the property (the “property subsidiaries”). The critical judgments made in the accounting for this investment relate to the partnership’s determination that the economic interests held by the partnership in certain entities within the Australian portfolio represent controlling interests in those entities, the determination of unit of account where related financial instruments have been entered into in contemplation of each other, the identification of the terms of embedded derivatives within the partnership’s participating loan interests, the recognition of certain amounts paid to the partnership’s parent as financial assets or equity transactions, and the measurement of assets and liabilities recognized as a result of transactions with entities under common control.

As a result of these judgments, the partnership has accounted for its interests in certain property subsidiaries as a controlling interest in a subsidiary or an equity accounted interest in a jointly controlled entity. Interests in other properties and subsidiaries are accounted for as participating loan notes that give rise to interest income reflecting the results of operations of the underlying property and gain or losses on an embedded derivative that corresponds to the property’s change in fair value.

(vi)	Assets held for sale
The partnership’s accounting policies relating to assets held for sale are described in Note 2(g), Assets Held for Sale. In applying this policy, judgment is applied in determining whether sale of certain assets is highly probable, which is a necessary condition for being presented within assets held for sale.

(vii)	Revaluation of hospitality assets
When determining the carrying amounts under the revaluation method, the partnership uses the following critical assumptions and estimates: estimates of replacement cost and estimates of remaining economic life.

(viii)	Income taxes
In applying relevant accounting policies, judgments are made in determining the probability of whether deductions, tax credits and tax losses can be utilized. In addition, the consolidated financial statements include estimates and assumptions for determining the future tax rates applicable to subsidiaries and identifying the temporary differences that relate to each subsidiary. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply during the period when the assets are realized or the liabilities settled, using the tax rates and laws enacted or substantively enacted at the consolidated balance sheet dates. The partnership measures deferred income taxes associated with its investment properties based on its specific intention with respect to each asset at the end of the reporting period. Where the partnership has a specific intention to sell a property in the foreseeable future, deferred taxes on the building portion of the investment property are measured based on the tax consequences following from the disposition of the property. Otherwise, deferred taxes are measured on the basis that the carrying value of the investment property will be recovered substantially through use. Judgment is required in determining the manner in which the carrying amount of each investment property will be recovered.

The partnership also makes judgments with respect to the taxation of gains inherent in its investments in foreign subsidiaries and joint ventures. While the partnership believes that the recovery of its original investment in these foreign subsidiaries and joint ventures will not result in additional taxes, certain unremitted gains inherent in those entities could be subject to foreign taxes depending on the manner of realization.

(ix)	Leases
In applying its accounting policy for recognition of lease revenue, the partnership makes judgments with respect to whether tenant improvements provided in connection with a lease enhance the value of the leased property, which in turn is used to determine whether these amounts are treated as additions to operating property and the point in time to recognize revenue under the lease. In addition, where a lease allows a tenant to elect to take all or a portion of any unused tenant improvement allowance as a rent abatement, the partnership must exercise judgment in determining the extent to which the allowance represents an inducement that is amortized as a reduction of lease revenue over the term of the lease.

The partnership also makes judgments in determining whether certain leases, in particular those tenant leases with long contractual terms where the lessee is the sole tenant in a property and long-term ground leases where the partnership is lessor, are operating or finance leases. The partnership has determined most of its leases are operating leases, with several finance leases that are not material. Where operating costs are paid directly by tenants, the partnership exercises judgment in determining whether those costs are expenses of the partnership or the tenant which impacts the extent to which operating costs recovery revenue is recognized.

(x)	Financial instruments
The critical judgments inherent in the relevant accounting policies relate to the classification of financial assets or financial liabilities, designation of financial instruments as FVTPL, the assessment of the effectiveness of hedging relationships, the determination of whether the partnership has significant influence over investees with which it has contractual relationships, and the identification of embedded derivatives subject to fair value measurement in certain hybrid instruments.

Estimates and assumptions used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the credit risk of the partnership and its counterparties; amount and timing of estimated future cash flows; discount rates and volatility utilized in option valuations.

The partnership holds other financial instruments that represent equity interests in investment property entities that are measured at fair value as these financial instruments are designated as FVTPL or AFS. Estimation of the fair value of these instruments is also subject to the estimates and assumptions associated with investment properties. The fair value of interest rate caps is determined based on generally accepted pricing models using quoted market interest rates for the appropriate term. Interest rate swaps are valued at the present value of estimated future cash flows and discounted based on applicable yield curves derived from market interest rates.

(xi)	Indicators of impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the partnership’s assets for potential impairment. Consideration is given to a combination of factors, including but not limited to forecasts of revenues and expenses, values derived from publicly traded prices, and projections of market trends and economic environments. Judgment is also applied when quantifying the amount of impairment loss where indicators of impairment exist.

(xii)	Other critical judgments
Other critical judgments utilized in the preparation of the partnership’s consolidated financial statements are: assets’ recoverable amounts; assets’ net realizable values; depreciation and amortization rates and assets’ useful lives; determination of assets held for sale and discontinued operations; impairment of goodwill and intangible assets; the determination of functional currency; the likelihood and timing of anticipated transactions for hedge accounting; and the selection of accounting policies, among others.
FUTURE ACCOUNTING POLICY CHANGES
The following are accounting policies issued that the partnership expects to adopt in the future:

IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)

IFRS 15 specifies how and when revenue should be recognized as well as requiring more informative and relevant disclosures. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. The standard supersedes IAS 18, Revenue, IAS 11, Construction Contracts and a number of revenue-related interpretations. IFRS 15 applies to nearly all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. IFRS 15 must be applied for periods beginning on or after January 1, 2018. An entity may adopt the standard on a fully retrospective or on a modified retrospective basis.

Management held strategic planning sessions with its subsidiaries and equity accounted investments and has developed and implemented an adoption plan. In doing so, management identified major revenue streams and accumulated detailed information on contractual arrangements that may be impacted by the changes at the transition date. Management reviewed contractual arrangements to identify the partnership’s performance obligations and allocate the appropriate transaction price to each performance obligation. Management has completed the overall analysis and assessed the impact of IFRS 15 on information technology systems and internal controls.

Management has determined that the partnership’s revenue is from leases which are outside the scope of IFRS 15. The partnership’s material revenue streams subject to IFRS 15 are hospitality revenue and non-lease components within lease arrangements arising from the recovery of certain operating expenses from tenants. Management analysis of these revenue streams focused on the identification of performance obligations and the evaluation of the appropriate period of revenue recognition. Based on the nature of the revenue streams, IFRS 15 is not expected to change the pattern of revenue recognition by the partnership.

Management is in the process of drafting the disclosure required by the standard effective in the first quarter of 2018. Management is progressing as planned for the implementation of the standard and plans to adopt the standard using the modified retrospective approach. This method requires a cumulative catch-up adjustment to retained earnings as of January 1, 2018 as if the standard had always been in effect. No adjustment will be recognized upon adoption based on Management’s analysis.

IFRS 9, Financial Instruments (“IFRS 9”)
IFRS 9 supersedes IAS 39, Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 establishes principles for the financial reporting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity’s future cash flows. This new standard also includes a new general hedge accounting standard which will align hedge accounting more closely to risk management. It does not fully change the types of hedging relationships or the requirement to measure and recognize ineffectiveness, however, it will allow more hedging strategies that are used for risk management to qualify for hedge accounting and introduce more judgment to assess the effectiveness of a hedging relationship. The standard has a mandatory effective date for annual periods beginning on or after January 1, 2018.
The partnership has a global team in place to evaluate the impact of IFRS 9 on its consolidated financial statements. Management has participated in strategic planning sessions with its subsidiaries and equity accounted investments. Management has inventoried the financial assets and financial liabilities in the scope of IFRS 9, analyzed the classification and measurement of these financial instruments under IFRS 9, designated the derivative contracts to which hedge accounting will be applied, and determined the required adjustment to the amortized cost of of financial liabilities modified prior to the adoption of IFRS 9.
Management is in the process of drafting the disclosure required by the standard effective in the first quarter of 2018. The partnership plans to adopt the standard retrospectively with no restatement of comparatives. A cumulative adjustment will be recorded through equity upon initial adoption, if required. Based on management’s analysis, no material adjustment to the carrying amounts of financial assets and liabilities or to opening retained earnings will be required on adoption.
The classification and measurement basis of the partnership’s financial assets and financial liabilities upon adoption of IFRS 9 is outlined in the table below:

	IAS 39		IFRS 9
	Classification	Measurement basis	Classification and measurement basis
Financial assets
Participating loan interests	Loans and receivables	Amortized cost	FVTPL
Loans and notes receivable	Loans and receivables	Amortized cost	Amortized cost
Other non-current assets
Securities designated as FVTPL	FVTPL	Fair value	FVTPL
Derivative assets	FVTPL	Fair value	FVTPL
Securities designated as AFS	AFS	Fair value	FVTOCI
Restricted cash	Loans and receivables	Amortized cost	Amortized cost
Accounts receivable and other
Derivative assets	FVTPL	Fair value	FVTPL
Other receivables	Loans and receivables	Amortized cost	Amortized cost
Cash and cash equivalents	Loans and receivables	Amortized cost	Amortized cost
Financial liabilities
Debt obligations	Other liabilities	Amortized cost	Amortized cost
Capital securities	Other liabilities	Amortized cost	Amortized cost
Capital securities - fund subsidiaries	Other liabilities	Fair value	FVTPL
Other non-current liabilities
Loan payable	FVTPL	Fair value	FVTPL
Other non-current financial liabilities	Other liabilities	Amortized cost	Amortized cost
Derivative liabilities	FVTPL	Fair value	FVTPL
Accounts payable and other liabilities	Other liabilities	Amortized cost	Amortized cost

IFRS 16, Leases (“IFRS 16”)

IFRS 16 brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17, Leases and related interpretations and is effective for periods beginning on or after January 1, 2019, with earlier adoption permitted if IFRS 15 has also been applied. The partnership is in the process of determining the impact of IFRS 16 on its consolidated financial statements.